Report of the Directors - Adjusted results reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidation Items [Line Items]
Revenue	$ 53,780	$ 51,445	$ 47,966
Loan impairment charges and other credit risk provisions	(1,767)	(1,769)	(3,400)
Operating expenses	(34,659)	(34,884)	(39,808)
Share of profit in associates and joint ventures	2,536	2,375	2,354
Profit before tax	19,890	17,167	7,112
Operating Segments, Including Adjustments And Inter-segment Eliminations
Consolidation Items [Line Items]
Revenue	53,940	51,661	49,260
Loan impairment charges and other credit risk provisions	(1,767)	(1,713)	(2,572)
Operating expenses	(32,990)	(31,231)	(30,147)
Share of profit in associates and joint ventures	2,536	2,416	2,365
Profit before tax	21,719	21,133	18,906
Operating Segments, Including Adjustments
Consolidation Items [Line Items]
Revenue	53,940	51,661	49,260
Operating expenses	(32,990)	(31,231)	(30,147)
Share of profit in associates and joint ventures	2,536	2,416	2,365
Profit before tax	21,719	21,133	18,906
Significant items
Consolidation Items [Line Items]
Revenue	(160)	(83)	(2,097)
Loan impairment charges and other credit risk provisions	0	0	(804)
Operating expenses	(1,669)	(3,796)	(9,300)
Share of profit in associates and joint ventures	0	0	(1)
Profit before tax	(1,829)	(3,879)	(12,202)
Currency translation
Consolidation Items [Line Items]
Revenue		(133)	803
Loan impairment charges and other credit risk provisions		(56)	(24)
Operating expenses		143	(361)
Share of profit in associates and joint ventures		(41)	(10)
Profit before tax		$ (87)	$ 408